Operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations
The table below shows a summary of the contractual situation of the municipalities served

	December 31, 2022	December 31, 2021

Total municipalities that have already signed contracts	351	342
Balance – intangible and contract assets	45,292,307	42,260,091
Percentage of intangible and contract assets	94.49%	93.80%
Revenue from sanitation services (excluding construction revenue)	17,767,561	15,490,808
Percentage of revenue from sanitation services (excluding construction revenue)	95.37%	95.01%

Municipalities with expired contracts:	1	8
Balance – intangible and contract assets	11,519	214,329
Percentage of intangible and contract assets	0.02%	0.48%
Revenue from sanitation services (excluding construction revenue)	15,236	41,194
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.25%

Municipalities with concession agreements due by 2030:	23	25
Balance – intangible and contract assets	1,072,138	1,127,920
Percentage of intangible and contract assets	2.24%	2.50%
Revenue from sanitation services (excluding construction revenue)	711,452	653,408
Percentage of revenue from sanitation services (excluding construction revenue)	3.82%	4.01%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.33%	43.11%
Percentage of revenue from sanitation services (excluding construction revenue)	45.14%	44.45%